Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 711,052		$ 1,225,010		$ 1,296,643	$ 1,228,682	$ 1,920,926	$ 1,883,994
Accounts receivable, net	1,424,367		1,440,169			1,399,135
Intercompany receivables			7,300,000			7,300,000
Prepaid expenses	185,693		187,639			161,317
Other current assets	158,633		134,935			196,151
Total Current Assets	2,479,745		2,987,753			2,985,285
Structures, net	1,778,064		1,890,693			1,950,437
Property, plant and equipment, net	2,881,270		3,036,854			3,063,327
Other property, plant and equipment, net	1,103,206		1,146,161			1,112,890
Indefinite-lived intangibles - permits			1,070,720			1,105,704
Indefinite-lived intangibles - permits	1,070,135		1,070,720			1,105,704
Indefinite-lived intangibles - licenses	2,423,953		2,423,979			2,411,367
Definite-lived intangibles, net	1,527,736		1,740,792			2,017,760
Goodwill	4,212,381		4,216,085			4,186,718	4,119,326
Other assets	635,961		816,530			771,878
Total Assets	15,231,181		16,292,713			16,542,039	17,460,382
Deferred income	193,589		172,672			143,236
Accounts payable	121,274		133,226			121,575
Other current liabilities	45,080		137,889			0
Accrued expenses	767,285		776,055			735,152
Accrued interest	132,114		180,572			160,361
Current portion of long-term debt	433,458		381,728			268,638
Total Current Liabilities	1,692,800		1,782,142			1,428,962
Long-term debt	19,977,777		20,365,369			19,938,531
Deferred income taxes	1,473,869		1,689,876			1,938,599
Other long-term liabilities	457,487		450,517			707,888
Total member's interest (deficit)	(8,370,752)		(7,995,191)		(7,847,337)	(7,471,941)	(7,204,686)	(6,844,738)
Total Liabilities and Member's Equity	15,231,181		16,292,713			16,542,039
Scenario, Previously Reported [Member]
Accounts receivable, net			1,423,999
Prepaid expenses			177,590
Other current assets			167,208
Total Current Assets			2,993,807
Other assets			810,476
Total Assets			16,292,713
Accounts payable			136,318
Accrued expenses			772,963
Total Current Liabilities			1,782,142
Deferred income taxes			1,689,876
Total member's interest (deficit)			(7,995,191)
Total Liabilities and Member's Equity			16,292,713
CCMH [Member]
Intercompany receivables			37,822			30,270
Prepaid expenses						2,251
Total Current Assets						32,521
Investment in subsidiaries	(8,783,548)		(8,518,574)			(8,342,987)
Total Assets	(8,783,548)		(8,518,574)			(8,310,466)
Accrued expenses						(641)
Total Current Liabilities						(641)
Deferred income taxes						(13,845)
Total member's interest (deficit)	(8,783,548)		(8,518,574)			(8,295,980)
Total Liabilities and Member's Equity	(8,783,548)		(8,518,574)			(8,310,466)
CCMH [Member] | Scenario, Previously Reported [Member]
Prepaid expenses			2,397
Total Current Assets			40,219
Investment in subsidiaries			(8,574,081)
Total Assets			(8,533,862)
Accrued expenses			(1,732)
Total Current Liabilities			(1,732)
Deferred income taxes			(13,556)
Total member's interest (deficit)			(8,518,574)
Total Liabilities and Member's Equity			(8,533,862)
Subsidiary Issuer [Member]
Cash and cash equivalents	10		11		1	1	1
Intercompany receivables	3,219,737	[1]	4,032,992	[1]		4,824,634
Prepaid expenses	3,889		2,397
Other current assets	24,948		36,446			46,018
Total Current Assets	3,248,584		4,071,846			4,870,653
Intercompany notes receivable			962,000			962,000
Intercompany notes receivable	962,000		962,000
Investment in subsidiaries	3,860,633		3,848,000			5,234,229
Other assets	108,884		115,188			167,337
Total Assets	8,180,101		8,997,034			11,234,219
Other current liabilities			76,939
Accrued expenses	(142,612)		(104,972)			(61,478)
Accrued interest	139,805		210,874			189,144
Current portion of long-term debt	427,047		372,321			243,927
Total Current Liabilities	424,240		555,162			371,593
Long-term debt	15,724,871		16,310,694			18,305,183
Long-term intercompany payable	944,628		729,157			655,930
Deferred income taxes	(146,333)		(107,878)			39,173
Other long-term liabilities	16,241		28,473			205,327
Total member's interest (deficit)	(8,783,546)		(8,518,574)			(8,342,987)
Total Liabilities and Member's Equity	8,180,101		8,997,034			11,234,219
Subsidiary Issuer [Member] | Scenario, Previously Reported [Member]
Intercompany receivables			3,995,170
Other current assets			36,446
Total Current Assets			4,031,627
Investment in subsidiaries			3,848,000
Other assets			115,188
Total Assets			8,956,815
Accrued expenses			(103,240)
Total Current Liabilities			556,894
Deferred income taxes			(94,322)
Total member's interest (deficit)			(8,574,081)
Total Liabilities and Member's Equity			8,956,815
Guarantor Subsidiaries [Member]
Cash and cash equivalents	79,591		333,768		431,228	461,572	1,220,362	1,258,993
Accounts receivable, net	718,041		683,072			694,548
Intercompany receivables			166,019	[1]
Prepaid expenses	40,042		33,190			25,944
Other current assets	69,784		64,894			81,620
Total Current Assets	907,458		1,280,943			1,263,684
Property, plant and equipment, net			827,623			815,245
Other property, plant and equipment, net	808,660		827,623
Indefinite-lived intangibles - licenses	2,423,953		2,423,979			2,411,367
Definite-lived intangibles, net	1,019,608		1,174,818			1,389,935
Goodwill	3,348,331		3,350,083			3,325,771
Investment in subsidiaries	465,292		552,184			2,844,451
Intercompany payable	3,316,763	[1]	4,032,992	[1]		4,743,944
Other assets	52,689		333,607			254,435
Total Assets	9,025,991		9,943,237			12,304,888
Deferred income	62,103		62,901			50,416
Accounts payable	47,356		37,436			26,119
Accrued expenses	374,807		319,466			266,249
Accrued interest						(1)
Intercompany long-term debt			962,000			962,000
Intercompany long-term debt	962,000		962,000
Current portion of long-term debt						905
Total Current Liabilities	3,801,029		4,452,795			5,087,632
Long-term debt	4,001		4,000			3,321
Long-term intercompany payable						110
Deferred income taxes	946,953		1,089,659			1,055,533
Other long-term liabilities	190,161		182,142			220,546
Total member's interest (deficit)	3,121,847		3,252,641			4,975,746
Total Liabilities and Member's Equity	9,025,991		9,943,237			12,304,888
Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Accounts receivable, net			678,448
Prepaid expenses			33,190
Other current assets			69,518
Total Current Assets			1,280,943
Investment in subsidiaries			552,184
Intercompany payable			4,032,992
Other assets			333,607
Total Assets			9,943,237
Accounts payable			37,436
Accrued expenses			319,466
Total Current Liabilities			4,452,795
Deferred income taxes			1,089,659
Total member's interest (deficit)			3,252,641
Total Liabilities and Member's Equity			9,943,237
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	631,451		891,231		865,414	767,109	700,563	625,001
Accounts receivable, net	706,326		757,097			704,587
Intercompany receivables	97,026	[1]
Prepaid expenses	141,762		152,052			133,122
Other current assets	304,044		248,325			144,573
Total Current Assets	1,880,609		2,048,705			1,749,391
Structures, net	1,778,064		1,890,693
Property, plant and equipment, net			2,209,231			2,248,082
Other property, plant and equipment, net	294,546		318,538
Indefinite-lived intangibles - permits			1,070,720			1,105,704
Indefinite-lived intangibles - permits	1,070,135		1,070,720
Definite-lived intangibles, net	508,128		565,974			627,825
Long-term intercompany receivable			729,157			656,040
Long-term intercompany receivable	944,628		729,157
Goodwill	864,050		866,002			860,947
Intercompany payable			166,019	[1]		110,960
Other assets	784,140		848,431			907,567
Total Assets	8,124,300		8,338,220			8,155,556
Deferred income	131,486		109,771			92,820
Accounts payable	73,918		95,790			95,456
Other current liabilities	45,080		60,950
Accrued expenses	535,090		561,561			531,022
Accrued interest	2,859		(113)			2,277
Current portion of long-term debt	6,411		9,407			23,806
Total Current Liabilities	794,844		1,003,385			856,341
Long-term debt	4,933,496		4,935,388			2,522,103
Deferred income taxes	671,838		705,935			858,908
Other long-term liabilities	251,085		239,902			282,015
Total member's interest (deficit)	1,473,037		1,453,610			3,636,189
Total Liabilities and Member's Equity	8,124,300		8,338,220			8,155,556
Non-Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Accounts receivable, net			745,551
Prepaid expenses			142,003
Other current assets			275,974
Total Current Assets			2,054,759
Intercompany payable			166,019
Other assets			842,377
Total Assets			8,338,220
Accounts payable			98,882
Accrued expenses			558,469
Total Current Liabilities			1,003,385
Deferred income taxes			705,935
Total member's interest (deficit)			1,453,610
Total Liabilities and Member's Equity			8,338,220
Eliminations [Member]
Intercompany receivables	(3,316,763)	[1]	(4,199,011)	[1]		(4,854,904)
Other current assets	(240,143)		(214,730)			(76,060)
Total Current Assets	(3,556,906)		(4,413,741)			(4,930,964)
Intercompany notes receivable			(962,000)			(962,000)
Intercompany notes receivable	(962,000)		(962,000)
Long-term intercompany receivable			(729,157)			(656,040)
Long-term intercompany receivable	(944,628)		(729,157)
Investment in subsidiaries	4,457,623		4,118,390			264,307
Intercompany payable	(3,316,763)	[1]	(4,199,011)	[1]		(4,854,904)
Other assets	(309,752)		(480,696)			(557,461)
Total Assets	(1,315,663)		(2,467,204)			(6,842,158)
Accrued interest	(10,550)		(30,189)			(31,059)
Intercompany long-term debt			(962,000)			(962,000)
Intercompany long-term debt	(962,000)		(962,000)
Total Current Liabilities	(3,327,313)		(4,229,200)			(4,885,963)
Long-term debt	(684,591)		(884,713)			(892,076)
Long-term intercompany payable	(944,628)		(729,157)			(656,040)
Deferred income taxes	1,411		2,160			(1,170)
Total member's interest (deficit)	4,601,458		4,335,706			555,091
Total Liabilities and Member's Equity	(1,315,663)		(2,467,204)			(6,842,158)
Eliminations [Member] | Scenario, Previously Reported [Member]
Other current assets			(214,730)
Total Current Assets			(4,413,741)
Investment in subsidiaries			4,173,897
Intercompany payable			(4,199,011)
Other assets			(480,696)
Total Assets			(2,411,697)
Total Current Liabilities			(4,229,200)
Deferred income taxes			2,160
Total member's interest (deficit)			4,391,213
Total Liabilities and Member's Equity			$ (2,411,697)

[1]	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.